Prudential Investment Portfolios 16

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

July 23, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios 16: Form N-1A

Post-Effective Amendment No. 30 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 30 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-60561

Investment Company Act No. 811-08915

Dear Sir or Madam:

On behalf of Prudential Income Builder Fund (currently known as Target Conservative Allocation Fund) (the “Fund”), a series of Prudential Investment Portfolios 16, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 30 to the Registration Statement under the 1933 Act; Amendment No. 30 to the Registration Statement under the 1940 Act (the “Amendment”).

On August 14, 2014 shareholders of the Fund will have an opportunity to approve a proposed repositioning of the Fund. This Amendment is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding the proposed repositioning of the Fund from a multi-managed fund subadvised by multiple non-proprietary subadvisers to a multi-sector fund that is subadvised by multiple affiliates of the investment manager. Pending shareholder approval, the repositioning includes investment policy changes and other changes in non-fundamental investment policies. Additionally, as referenced above, subject to shareholder approval, the Fund will change its name from Target Conservative Allocation Fund to the Prudential Income Builder Fund.

The Fund intends to file a subsequent post-effective amendment on or before September 22, 2014 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in Registration Statements which were recently reviewed by the Staff:

Prudential Investment Portfolios 3, Registration Statement on Form N-1A, effective April 30, 2014 (File No. 333-95849 and 811-09805); Prudential Investment Portfolios 18, Registration Statement on Form N-1A, effective December 18, 2013 (File No. 333-43491 and 811-08587); Prudential World Fund, Inc., effective February 7, 2014 (File No. 002-89725, and 811-03981); Prudential Investment Portfolios 16, effective September 30, 2013 (File No. 333-60561 and 811-08915); and Prudential Investment Portfolios 12, Registration Statement on Form N-1A, effective on May 28, 2014 (Files No. 333-42705 and 811-08565), (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective, we kindly request that the Amendment receives “no review” or limited review if deemed necessary by the Staff. The Amendment will go effective on September 22, 2013 and we would appreciate receiving the Staff’s comments, if any, on or about September 9, 2014.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at (973) 367-7659. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Melissa Gonzalez

Melissa Gonzalez

Director, Corporate Counsel